RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2017
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

12. RELATED PARTY TRANSACTIONS AND BALANCES

        Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

        The following entities are considered to be related parties to the Group. The related parties only act as service providers and service recipients to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. ("Ctrip")	Online travel services provider	Mr. Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited ("Yibang")*	Hotel	Equity method investee of the Group
Sheen Star Group Limited ("Sheen Star")	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Shanghai Qianya Hotel Management Co., Ltd ("Qianya")	Hotels management	Investee of the Group
Accor Hotels ("Accor")	Hotel Group	Shareholder of the Group
Chengjia (Shanghai) Apartment Management Co., Ltd. ("Cjia")	Apartment Management Group	Equity method investee of the Group
Jiyuan Zhongzhou Express Hotel Co., Ltd. ("Jiyuan")	Hotel	Equity method investee of the Group
Shanghai Yechun Catering Co., Ltd. ("Yechun")	Catering Management Company	Equity method investee of the Group

*	In June 2016, the Group disposed the equity investment in Yibang, subsequent to which Yibang is no longer a related party of the Group.

(a)   Related party balances

        Amounts due from related parties were comprised of shareholder loans to Sheen Star, Cjia, Jiyuan and Yechun, which are short-term in nature and payable on demand, and receivable for service fee from Accor and room charges withheld by Ctrip.

	As of
	December 31, 2016	June 30, 2017
Sheen Star	37,060	37,060
Accor	4,052	4,771
Cjia	50,365	81,772
Jiyuan	3,398	665
Yechun	375	33
Ctrip	3,203	—

Total	98,453	124,301

        Amounts due to related parties were comprised of the following. These payables were interest free and payable upon demand.

	As of
	December 31, 2016	June 30, 2017
Ctrip
—Payables for hotel reservation services	3,291	5,041
Qianya
—Payables for service fee	164	141
Accor
—Payables for brand use fee, reservation fee and other related service fee	6,019	3,004
Jiyuan
—Payables for cash collected on behalf	59	66
Yechun
—Payables for cash collected on behalf	1,525	1,354

Total	11,058	9,606

(b)   Related party transactions

        During the six-month period ended June 30, 2016 and 2017, related party transactions consisted of the following:

	Six-month Period Ended June 30,
	2016	2017
Commission expenses to Ctrip	19,815	24,682
Service fee from Yibang	292	—
Service fee to Qianya	487	—
Brand use fee, reservation fee and other related service fee to Accor	2,688	4,695
Marketing and training fee from Ctrip	3,167	6,333
Service fee from Accor	2,718	5,907
Goods sold and service provided to Cjia	—	702
Interest income from Sheen Star	2,060	—
Rental income from Cjia	—	1,450

        In 2016, the Group sold its subsidiary Chengjia Hotel Management Co., Ltd. to Cjia for consideration of RMB10,000.